Shareholder Report, Line Graph (Details) - USD ($)							2 Months Ended		5 Months Ended	8 Months Ended			10 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	17 Months Ended	20 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	32 Months Ended		34 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	44 Months Ended		46 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	56 Months Ended		58 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	68 Months Ended		70 Months Ended	71 Months Ended	72 Months Ended	80 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	92 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Dec. 10, 2024	Dec. 16, 2019	Sep. 27, 2017	Sep. 13, 2017	Dec. 13, 2016	Jul. 31, 2015	Jan. 31, 2025	Jan. 31, 2020	Apr. 30, 2025	Jul. 31, 2025	Jul. 31, 2020	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2025	Jul. 31, 2016	Jan. 31, 2021	Jan. 31, 2021	Jul. 31, 2021	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2017	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2018	Jan. 31, 2023	Jul. 31, 2023	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2019	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2020	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name															Class A with sales charges
Accumulated Value						$ 9,450.00										$ 9,372.22							$ 11,226.36						$ 13,450.40						$ 14,383.04						$ 18,909.83						$ 25,708.66				$ 21,021.72				$ 24,811.18		$ 31,540.74	$ 37,873.23
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name															Class C with sales charges
Accumulated Value						10,000.00										9,848.52							11,709.95						13,925.58						14,753.87						19,230.57						25,907.23				20,960.54				24,461.91		30,773.89	36,587.80
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name															Class Z
Accumulated Value			$ 10,000.00										$ 11,970.40								$ 12,831.81						$ 16,903.51						$ 23,035.00						$ 18,852.50						$ 22,306.62				$ 28,402.12				$ 34,163.54
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value			10,000.00										11,970.40								12,831.81						16,903.51						23,021.22						18,850.79						22,304.59				28,399.53				34,238.08
PGIM JENNISON RISING DIVIDEND FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name															Class A with sales charges
Accumulated Value						9,449.87										9,610.65							10,698.70						11,977.27						12,967.64						13,777.37						18,659.99				18,158.41				18,257.72		21,880.68	24,823.16
PGIM JENNISON RISING DIVIDEND FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name															Class C with sales charges
Accumulated Value						10,000.00										10,085.23							11,153.00						12,400.18						13,317.75						14,044.09						18,881.96				18,228.32				18,202.99		21,645.33	24,371.70
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name															Class Z
Accumulated Value						10,000.01										10,195.40							11,386.10						12,776.51						13,868.06						14,764.38						20,041.31				19,547.43				19,693.57		23,667.52	26,919.01
PGIM Jennison Rising Dividend Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value			10,000.01										11,010.19								11,951.67						12,733.88						17,285.13						16,854.25						17,014.62				20,439.27				23,248.90
PGIM TARGET DATE INCOME FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value					$ 10,000.00							$ 10,389.28								$ 10,774.54						$ 11,255.15						$ 11,881.79						$ 13,390.21						$ 12,662.70				$ 12,619.62				$ 13,559.85				$ 14,395.88
PGIM TARGET DATE INCOME FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value												10,409.44								10,810.99						11,321.38						11,986.79						13,542.50						12,838.97				12,829.02				13,818.77				14,708.51
PGIM TARGET DATE INCOME FUND CLASS - R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value					10,000.00							10,417.27								10,843.41						11,371.75						12,048.53						13,643.61						12,956.84				12,953.49				13,972.67				14,907.90
PGIM TARGET DATE INCOME FUND CLASS - R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value					10,000.00							10,422.85								10,861.31						11,411.44						12,093.62						13,707.42						13,030.15				13,038.70				14,077.46				15,034.43
PGIM TARGET DATE INCOME FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value					10,000.00							10,428.71								10,879.99						11,433.72						12,139.84						13,774.15						13,095.28				13,131.11				14,192.17				15,173.59
PGIM TARGET DATE INCOME FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value					10,000.00							10,446.44								10,911.06						11,492.73						12,223.46						13,885.18						13,221.97				13,278.24				14,370.02				15,370.56
PGIM TARGET DATE 2020 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value					10,000.00							10,520.00								11,075.00						11,539.19						12,156.08						14,093.00						13,336.58				13,432.24				14,535.94				15,510.94
PGIM TARGET DATE 2020 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value					10,000.00							10,540.00								11,112.19						11,608.59						12,257.05						14,241.22						13,522.29				13,649.07				14,804.51				15,840.34
PGIM TARGET DATE 2020 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value					10,000.00							10,550.00								11,148.03						11,663.69						12,332.19						14,356.00						13,653.68				13,799.24				14,987.25				16,057.20
PGIM TARGET DATE 2020 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value					10,000.00							10,550.00								11,180.29						11,698.52						12,379.96						14,423.24						13,732.68				13,893.51				15,116.10				16,196.78
PGIM TARGET DATE 2020 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value					10,000.00							10,560.00								11,192.36						11,723.87						12,430.56						14,493.81						13,801.83				13,979.17				15,224.72				16,345.00
PGIM TARGET DATE 2020 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value					10,000.00							10,540.00								11,179.16						11,730.08						12,445.87						14,539.48						13,875.99				14,078.24				15,344.15				16,487.15
PGIM TARGET DATE 2025 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value					10,000.00							10,580.00								11,251.45						11,670.69						12,283.05						14,464.21						13,687.01				13,900.61				15,132.78				16,218.20
PGIM TARGET DATE 2025 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value					10,000.00							10,590.00								11,291.21						11,753.42						12,394.56						14,636.49						13,887.34				14,129.35				15,428.41				16,562.35
PGIM TARGET DATE 2025 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value					10,000.00							10,610.00								11,327.62						11,799.43						12,462.29						14,745.78						14,002.79				14,269.66				15,602.64				16,787.99
PGIM TARGET DATE 2025 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value					10,000.00							10,610.00								11,339.93						11,824.70						12,502.66						14,806.96						14,086.41				14,370.31				15,726.72				16,925.25
PGIM TARGET DATE 2025 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value					10,000.00							10,620.00								11,361.42						11,849.07						12,548.27						14,872.98						14,164.07				14,452.44				15,831.48				17,081.96
PGIM TARGET DATE 2025 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value					10,000.00							10,640.00								11,398.55						11,916.77						12,627.37						14,994.85						14,290.78				14,618.24				16,032.07				17,307.32
PGIM TARGET DATE 2030 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value					10,000.00							10,740.00								11,649.70						12,020.36						12,626.13						15,340.69						14,429.02				14,845.02				16,304.05				17,559.41
PGIM TARGET DATE 2030 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value					10,000.00							10,750.00								11,696.72						12,101.41						12,741.48						15,523.04						14,639.26				15,094.12				16,626.68				17,950.27
PGIM TARGET DATE 2030 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value					10,000.00							10,760.00								11,713.77						12,139.08						12,799.09						15,614.27						14,747.78				15,237.75				16,812.91				18,175.44
PGIM TARGET DATE 2030 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value					10,000.00							10,770.00								11,737.09						12,155.16						12,833.94						15,673.04						14,816.21				15,326.52				16,909.96				18,320.59
PGIM TARGET DATE 2030 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value					10,000.00							10,780.00								11,758.48						12,201.14						12,900.19						15,761.53						14,916.74				15,446.16				17,068.83				18,490.99
PGIM TARGET DATE 2030 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value					10,000.00							10,790.00								11,796.57						12,260.00						12,979.85						15,887.29						15,060.98				15,607.08				17,268.50				18,747.60
PGIM Target Date 2035 Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value					10,000.00							10,810.00								11,832.84						12,134.94						12,734.21						15,960.34						14,895.29				15,594.17				17,387.62				18,907.70
PGIM TARGET DATE 2035 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value					10,000.00							10,830.00								11,871.73						12,208.49						12,843.19						16,130.09						15,104.16				15,853.99				17,701.63				19,301.56
PGIM Target Date 2035 Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value					10,000.00							10,840.00								11,907.36						12,265.54						12,920.37						16,254.22						15,232.22				16,013.73				17,916.41				19,568.39
PGIM TARGET DATE 2035 FUND - CLASS R4:
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value					10,000.00							10,850.00								11,930.61						12,303.18						12,971.68						16,342.20						15,333.59				16,137.68				18,112.73				19,754.87
PGIM TARGET DATE 2035 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value					10,000.00							10,850.00								11,942.43						12,318.15						13,010.79						16,405.90						15,408.50				16,219.61				18,179.67				19,896.34
PGIM TARGET DATE 2035 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value					10,000.00							10,870.00								11,980.20						12,366.99						13,081.12						16,514.27						15,533.98				16,391.77				18,380.29				20,159.58
PGIM TARGET DATE 2040 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value					10,000.00							10,900.00								12,002.10						12,275.53						12,760.25						16,342.26						15,195.76				16,141.54				18,139.58				19,903.84
PGIM TARGET DATE 2040 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value					10,000.00							10,920.00								12,040.84						12,360.00						12,876.74						16,533.29						15,401.33				16,405.63				18,488.41				20,334.11
PGIM TARGET DATE 2040 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value					10,000.00							10,930.00								12,076.48						12,406.61						12,954.40						16,648.75						15,534.58				16,570.03				18,712.31				20,612.12
PGIM TARGET DATE 2040 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value					10,000.00							10,940.00								12,100.10						12,444.09						13,006.96						16,727.70						15,635.12				16,694.30				18,852.42				20,784.92
PGIM TARGET DATE 2040 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value					10,000.00							10,950.00								12,122.45						12,470.91						13,046.13						16,804.29						15,723.66				16,806.35				18,995.43				20,977.36
PGIM Target Date 2040 Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value					10,000							11,291.294276354687								12,487.121759353808						12,893.220944217821						13,588.853447736452						17,530.735074713866						16,018.683018667889				17,612.9547587399				20,148.422804349175				22,496.537367940418
PGIM Target Date 2045 Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value					10,000.00							10,580.00								11,251.45						11,670.69						12,283.05						14,464.21						13,687.01				13,900.61				15,132.78				16,218.20
PGIM Target Date 2045 Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value					10,000.00							10,980.00								12,160.27						12,402.17						12,887.81						16,841.00						15,567.68				16,771.42				19,029.78				21,023.44
PGIM Target Date 2045 Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value					10,000.00							10,990.00								12,175.84						12,450.68						12,956.89						16,951.52						15,691.63				16,931.68				19,235.73				21,294.53
PGIM TARGET DATE 2045 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value					10,000.00							11,000.00								12,199.17						12,478.59						13,001.65						17,036.52						15,791.37				17,043.42				19,382.93				21,478.81
PGIM Target Date 2045 Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value					10,000.00							11,010.00								12,221.49						12,515.47						13,058.37						17,119.27						15,886.04				17,177.73				19,547.46				21,679.34
PGIM Target Date 2045 Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value					10,000.00							11,030.00								12,269.59						12,575.77						13,140.33						17,254.82						16,025.51				17,352.96				19,784.39				21,969.34
PGIM Target Date 2050 Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value					10,000.00							10,950.00								12,119.12						12,314.50						12,713.75						16,706.55						15,331.54				16,643.35				18,965.62				20,977.42
PGIM Target Date 2050 Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value					10,000.00							10,960.00								12,160.79						12,382.77						12,819.85						16,886.86						15,550.25				16,918.21				19,315.12				21,424.70
PGIM TARGET DATE 2050 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value					10,000.00							10,970.00								12,197.83						12,442.46						12,896.84						17,015.06						15,682.58				17,092.93				19,609.60				21,705.91
PGIM Target Date 2050 Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value					10,000.00							10,980.00								12,210.73						12,448.89						12,923.65						17,071.98						15,742.31				17,178.62				19,674.89				21,866.59
PGIM Target Date 2050 Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value					10,000.00							10,990.00								12,233.20						12,507.50						12,995.42						17,171.48						15,860.89				17,323.18				19,837.73				22,080.89
PGIM Target Date 2050 Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value					10,000.00							11,000.00								12,281.01						12,567.48						13,083.81						17,313.67						16,019.91				17,507.42				20,099.89				22,397.23
PGIM TARGET DATE 2055 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value					10,000.00							11,070.00								12,298.89						12,408.56						12,767.45						16,932.94						15,498.08				16,909.36				19,277.36				21,390.65
PGIM TARGET DATE 2055 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value					10,000.00							11,090.00								12,347.73						12,494.95						12,893.01						17,138.10						15,719.07				17,193.21				19,664.40				21,873.61
PGIM TARGET DATE 2055 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value					10,000.00							11,100.00								12,374.18						12,544.02						12,952.79						17,239.29						15,854.74				17,356.23				19,869.51				22,133.48
PGIM TARGET DATE 2055 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value					10,000.00							11,110.00								12,397.60						12,582.75						13,008.44						17,336.04						15,948.16				17,473.17				20,022.04				22,345.38
PGIM TARGET DATE 2055 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value					10,000.00							11,120.00								12,420.22						12,610.01						13,052.30						17,418.85						16,045.42				17,591.91				20,187.50				22,547.40
PGIM TARGET DATE 2055 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value					10,000.00							11,130.00								12,448.45						12,661.98						13,117.21						17,528.22						16,156.95				17,764.23				20,409.79				22,816.67
PGIM Target Date 2060 Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value					10,000.00							11,010.00								12,261.44						12,331.84						12,664.69						16,901.38						15,443.88				16,892.63				19,277.09				21,386.91
PGIM Target Date 2060 Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value					10,000.00							11,030.00								12,310.73						12,407.91						12,775.56						17,088.66						15,657.50				17,175.76				19,649.50				21,857.24
PGIM Target Date 2060 Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value					10,000.00							11,040.00								12,337.00						12,466.92						12,855.30						17,218.53						15,792.85				17,356.48				19,882.44				22,157.19
PGIM Target Date 2060 Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value					10,000.00							11,040.00								12,360.57						12,494.89						12,891.68						17,293.41						15,889.68				17,468.16				20,038.53				22,337.85
PGIM TARGET DATE 2060 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value					10,000.00							11,050.00								12,382.56						12,532.16						12,945.58						17,374.80						15,982.39				17,587.48				20,178.89				22,529.58
PGIM TARGET DATE 2060 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value					10,000.00							11,060.00								12,400.49						12,572.80						13,007.30						17,494.48						16,106.99				17,749.90				20,416.33				22,820.31
PGIM TARGET DATE 2065 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value		$ 10,000.00						$ 9,905.04			$ 9,603.67						$ 11,240.68		$ 12,866.69					$ 12,858.33	$ 11,758.67					$ 12,079.00	$ 12,875.16					$ 13,180.32	$ 14,705.12					$ 15,473.86	$ 16,338.32
PGIM TARGET DATE 2065 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value		10,000.00						9,906.12			9,624.81						11,275.86		12,925.74					12,926.85	11,833.21					12,176.30	12,989.58					13,305.14	14,841.69					15,631.74	16,541.00
PGIM TARGET DATE 2065 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value		10,000.00						9,906.77			9,635.49						11,291.29		12,953.57					12,974.66	11,877.90					12,229.77	13,058.13					13,398.76	14,969.57					15,775.88	16,693.52
PGIM TARGET DATE 2065 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value		10,000.00						9,907.19			9,635.90						11,301.50		12,975.42					12,998.34	11,910.57					12,264.26	13,106.49					13,453.66	15,055.85					15,873.52	16,810.24
PGIM TARGET DATE 2065 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value		10,000.00						9,907.62			9,646.37							$ 11,321.83	12,997.26					13,032.63	11,942.91					12,310.67	13,155.29					13,505.75	15,125.97					15,957.64	16,911.28
PGIM TARGET DATE 2065 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value		10,000.00						9,908.27			9,657.05						11,337.13		13,024.99					13,068.79	11,987.08					12,364.32	13,224.24					13,590.05	15,265.04					16,112.92	17,085.58
PGIM Target Date 2070 Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name															Class R1
Accumulated Value	$ 10,000.00						$ 9,994.17		$ 9,641.19	$ 10,558.92
PGIM Target Date 2070 Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name															Class R2
Accumulated Value	10,000.00						9,994.51		9,651.61	10,569.37
PGIM Target Date 2070 Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name															Class R3
Accumulated Value	10,000.00						9,995.10		9,652.18	10,580.08
PGIM Target Date 2070 Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name															Class R4
Accumulated Value	10,000.00						9,995.10		9,662.26	10,590.16
PGIM Target Date 2070 Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name															Class R5
Accumulated Value	10,000.00						10,005.96		9,663.01	10,601.07
PGIM Target Date 2070 Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value	10,000.00						10,007.23		9,664.24	10,602.41
PGIM 60/40 Allocation Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6
Accumulated Value				$ 10,000.00										$ 10,930.14								$ 11,665.86						$ 12,687.12						$ 15,343.01						$ 14,370.17						$ 15,283.05				$ 17,983.48				$ 19,741.21
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,000	10,033.453614117678	9,996.07919765	9,281.2197125401763	10,599.775049622474	10,238.40092375263	11,379.567323813593	11,354.32176058275	11,588.540419162355		10,561.396310463455	11,720.344997168679		13,969.810911894883	13,227.626597399425	12,261.058356109677	12,513.981313683744	12,255.660259348182	14,450.013614794787	13,321.689244453144	14,283.962093321792	13,727.19124933407	14,010.357816944139	14,245.99837605396	13,262.815812427296	15,055.568188152813	15,991.986479336874	18,730.09931265008	19,116.466620938005	15,383.659289648	16,023.909960930903	18,390.115170495355	21,820.304643826366	17,861.126692016551	18,229.568702269175	17,223.181478323579	20,250.618983429576	21,393.631155870364	20,807.963652310023	20,185.83423576401	20,602.230663195169	23,500.211639030353	23,516.215539587054	24,656.64608396115	25,165.267091241876	22,409.9322895974	28,724.649029686221	28,683.626337881797	29,275.316500070054	25,326.687741076421	33,416.024898466341	30,936.109393206032	35,988.66606435064
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,000		10,000	10,000		9,888.5169291635666	10,192.4494382	10,149.632658575283	10,204.902379308531	10,772.044943819641	10,285.874979113618		9,831.8043559910748			10,673.573033716923		10,696.449438201311	10,203.537715535329		10,626.302966967074		10,356.85393259493	9,721.3033707879	11,028.075740144634		11,701.827449313563		9,491.0561797765968	9,393.932584276019	12,144.265019573981		11,619.706963620929		9,690.1573033792538	9,873.1235955151315	12,059.039618147815		10,560.391756688436		9,890.516853937921	10,206.966292151521	10,959.672475026277		10,204.764159914808		10,590.598857918167		10,725.316251743885		11,130.832645080765		11,087.974377626833		11,507.20261048159
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000 Growth Index
Accumulated Value			$ 10,000			$ 10,000							$ 11,908.329014805302			$ 10,434.743382149676					$ 13,197.216233364701		$ 12,318.38531080851				$ 17,134.85751649136		$ 15,132.26713324881				$ 23,419.543681004532		$ 16,770.094377660884				$ 20,626.284235554172		$ 21,773.772030260203				$ 24,196.521548557412		$ 29,759.909276872128		$ 30,713.887910573914		$ 26,210.431592095858		$ 38,007.517592131277		$ 30,747.238114848857		$ 39,029.048994668272	$ 48,297.280715096844
PGIM Target Date Income Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date Income Custom Benchmark
Accumulated Value					10,000							10,518.770389952244								10,945.844718948209						11,564.662501542918						12,326.231507940684						13,969.973496895391						13,343.198667680397				13,385.466956685912				14,435.553448453438				15,404.973192133479
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date Retirement Income Index
Accumulated Value					10,000							10,589.01484082217								11,033.619184932921						11,614.704591613172						12,487.282561117074						13,668.029068716058						12,662.64370172497				13,112.830536556252				14,290.607724064408				15,345.598843513453
PGIM Target Date 2020 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2020 Custom Benchmark
Accumulated Value					10,000							10,674.887190361587								11,280.117662975297						11,910.007163214463						12,706.717291378312						14,813.958137678703						14,148.493766427699				14,343.067992353777				15,584.600333284265				16,709.899556128144
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2020 Index
Accumulated Value					10,000							10,924.811255804156								11,622.253553652685						12,164.357164523484						13,012.69437673382						14,963.988478802094						13,831.976603631478				14,505.721917692956				15,999.755551639422				17,303.264605284592
PGIM Target Date 2025 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2025 Custom Benchmark
Accumulated Value					10,000							10,796.552390459521								11,527.736972960063						12,124.354330925911						12,921.904762940525						15,309.202372584423						14,608.313165803511				14,934.294423439993				16,330.90060092189				17,597.734793599022
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2025 Index
Accumulated Value					10,000							11,032.867394320361								11,866.775870418971						12,380.866358005143						13,204.3455362918						15,675.008949154173						14,443.025710838074				15,282.299396608902				16,908.474936074363				18,393.518331202715
PGIM Target Date 2030 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2030 Custom Benchmark
Accumulated Value					10,000							11,002.791904477359								11,967.755968657802						12,545.627714560695						13,405.447088725534						16,365.038836808404						15,531.823217379282				16,102.06538414743				17,769.267973312046				19,255.277148229423
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2030 Index
Accumulated Value					10,000							11,129.607296237959								12,103.451349563285						12,578.502756600874						13,359.643722846191						16,327.055576548095						14,996.423571921479				16,074.771641729561				17,991.762606922504				19,716.237434241921
PGIM Target Date 2035 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2035 Custom Benchmark
Accumulated Value					10,000							11,151.459285142419								12,236.754397855346						12,824.46183088852						13,719.131701837576						17,274.742373204259						16,282.982828678714				17,199.508958650295				19,258.63278440123				21,087.883238913273
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2035 Index
Accumulated Value					10,000							11,226.426241816429								12,329.638259900441						12,760.099618602857						13,494.308385809562						17,030.829662722361						15,593.432516967703				16,931.269123879465				19,174.064247281342				21,224.671119366612
PGIM Target Date 2040 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2040 Custom Benchmark
Accumulated Value					10,000							11,251.635533307897								12,431.03194209357						13,012.772190158483						13,876.515605332908						17,792.68912307045						16,664.49631019705				17,860.197550820863				20,209.217420041117				22,312.972025072555
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2040 Index
Accumulated Value					10,000							11,291.294276354687								12,487.121759353808						12,893.220944217821						13,588.853447736452						17,530.735074713866						16,018.683018667889				17,612.9547587399				20,148.422804349175				22,496.537367940418
PGIM Target Date 2045 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2045 Custom Benchmark
Accumulated Value					10,000							11,379.567323813593								13,227.626597399425						14,283.962093321792						15,991.986479336874						21,820.304643826366						20,807.963652310023				23,516.215539587054				28,724.649029686221				33,416.024898466341
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2045 Index
Accumulated Value					10,000							10,285.874979113618								10,203.537715535329						11,028.075740144634						12,144.265019573981						12,059.039618147815						10,959.672475026277				10,590.598857918167				11,130.832645080765				11,507.20261048159
PGIM Target Date 2050 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2050 Custom Benchmark
Accumulated Value					10,000							11,369.083412245589								12,640.087398380669						13,186.487422139238						14,010.142723341974						18,378.870619428453						16,981.624833478749				18,611.877925235742				21,357.786687280306				23,820.833337478853
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2050 Index
Accumulated Value					10,000							11,385.164424861054								12,668.191635394041						13,035.929652512294						13,693.987256447759						18,017.907833839065						16,427.635460858666				18,304.975249737308				21,139.109753521192				23,795.927074030693
PGIM Target Date 2055 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2055 Custom Benchmark
Accumulated Value					10,000							11,416.830521187505								12,737.110536169543						13,227.417518445678						14,021.143799263942						18,517.500950715348						17,055.917273135965				18,789.824388506091				21,611.721570687343				24,200.21791088238
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2055 Index
Accumulated Value					10,000							11,410.864889058012								12,707.64870192429						13,073.577970731334						13,718.81046217274						18,108.742781539841						16,503.629345876408				18,405.946493450218				21,263.042485388214				23,994.096925326303
PGIM Target Date 2060 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2060 Custom Benchmark
Accumulated Value					10,000							11,436.51051544521								12,786.531330342248						13,247.090202414398						14,001.245438163716						18,614.447669904966						17,108.582242470016				18,906.561341804361				21,759.832752745726				24,373.516005981484
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2060 Index
Accumulated Value					$ 10,000							$ 11,426.998133553112								$ 12,752.39599772068						$ 13,128.456606304055						$ 13,798.934888895539						$ 18,196.422034406616						$ 16,577.341301277054				$ 18,505.678045819928				$ 21,383.850759238758				$ 24,125.925104130332
PGIM Target Date 2065 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2065 Custom Benchmark
Accumulated Value		10,000						9,872.8769431600012			9,727.0059657098336						11,353.010776402547		12,969.749648465424					13,035.375430096243	11,905.615571300397					12,180.698522983652	13,188.9572747741					13,624.111580525008	15,195.201064839732					15,980.713108787555	17,047.05814541817
PGIM Target Date 2070 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															PGIM Target Date 2070 Custom Benchmark
Accumulated Value	10,000						10,008.536565571405		9,692.08787583761	10,676.376180611136
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2065+ Index
Accumulated Value	$ 10,000	$ 10,000					$ 10,012.666394647566	$ 9,884.1144307399991	$ 9,700.4333879762416	$ 10,722.418277798337	$ 9,746.8582553549277						$ 11,381.649382041933		$ 12,858.898175418064					$ 12,804.676058120529	$ 11,731.967278185175					$ 12,106.034428404389	$ 13,099.308879279593					$ 13,589.029846831159	$ 15,172.565917502647					$ 16,033.089348018935	$ 17,169.601332834904
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Custom Blended Index
Accumulated Value				$ 10,000										$ 10,864.397538474093								$ 11,785.503229404758						$ 13,180.515031508719						$ 15,885.436147501609						$ 14,907.614501107897						$ 15,865.630949380773				$ 18,270.305694169951				$ 20,309.003116248896